Share-based Payment Arrangements - Summary of Information About USISH Option Plans (Detail) ¥ / shares in Units, shares in Thousands	1 Months Ended	12 Months Ended
	Nov. 30, 2019 shares	Dec. 31, 2022 shares $ / shares	Dec. 31, 2022 CNY (¥) shares ¥ / shares	Dec. 31, 2021 shares ¥ / shares $ / shares	Dec. 31, 2021 CNY (¥) shares ¥ / shares	Dec. 31, 2020 CNY (¥) shares ¥ / shares	Dec. 31, 2022 shares ¥ / shares
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of options, granted	17,167
USISH option plans [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of options, beginning balance			29,486		31,266	35,077
Number of options, granted			0		0	1,140
Number of options, expired			(2,312)		0	0
Number of options, forfeited			(942)		(952)	(636)
Number of options, exercised			(5,986)		(828)	(4,315)
Number of options, Ending balance			20,246		29,486	31,266
Number of options, exercisable, end of year		15,518		19,249	19,249	13,416	15,518
Weighted average exercise price, Beginning balance | ¥ / shares			¥ 14.2		¥ 14.6	¥ 14.5
Weighted average exercise price options granted | ¥ / shares			0		0	21.7
Weighted average exercise price, Options expired | ¥ / shares			13.9		0	0
Weighted average exercise price, Options forfeited | ¥ / shares			13		14.5	14
Weighted average exercise price options exercised | ¥ / shares			12.8		13.8	15.5
Weighted average exercise price, Ending balance | ¥ / shares			¥ 14.5		14.2	14.6
Weighted average exercise price, Options exercisable, end of year | ¥ / shares				¥ 14.8	¥ 14.8	¥ 15.5	¥ 15
Fair value of options granted | ¥			¥ 0		¥ 0
USISH option plans [member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Fair value of options granted | ¥						¥ 7.03
USISH option plans [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Fair value of options granted | ¥						¥ 8.93
AMPI Option Plans [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of options, beginning balance			0
Number of options, granted			3,100
Number of options, Ending balance			3,100		0
Number of options, exercisable, end of year		0					0
Weighted average exercise price, Beginning balance | $ / shares		$ 0
Weighted average exercise price options granted | $ / shares		30
Weighted average exercise price, Ending balance | $ / shares		30		¥ 0
Weighted average exercise price, Options exercisable, end of year | $ / shares		0
AMPI Option Plans [Member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Weighted-average fair value of options granted | $ / shares		18
AMPI Option Plans [Member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Weighted-average fair value of options granted | $ / shares		$ 18.8